OMB APPROVAL
	OMB Number:	3235-0578
	Expires:	March 31, 2019
UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	6/30/18

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited)

SHARES		VALUE

	CONVERTIBLE PREFERRED AND WARRANTS (a) - 3.3% of Net Assets

	Biotechnology — 1.1%
3,266,667	Amphivena Therapeutics, Inc. Series B (Restricted) (b) (c)	$4,900,001
2,692,309	BioClin Therapeutics, Inc. Series A, 6.00% (Restricted) (b) (c)	1,750,001
1,559,715	BioClin Therapeutics, Inc. Series B, 6.00% (Restricted) (b) (c)	1,166,667
2,266,666	GenomeDx Biosciences, Inc. Series C, 6.00% (Restricted) (b)	754,800
389,603	GenomeDx Biosciences, Inc. Series D Prime, 8.00% (Restricted) (b)	356,487
1,984,030	GenomeDx Biosciences, Inc. Series D, 8.00% (Restricted) (b)	605,129
273,571	GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 11/1/27, exercise price $0.31) (b)	0
210,000	Trillium Therapeutics, Inc. Series II (d)	1,260,000
		10,793,085
	Health Care Equipment & Supplies (Restricted) — 1.5%
3,364,723	AlterG, Inc. Series C, 8.00% (b)	336,472
114,158	CardioKinetix, Inc. Series C, 8.00% (b)	0
205,167	CardioKinetix, Inc. Series D, 8.00% (b)	0
632,211	CardioKinetix, Inc. Series E, 8.00% (b)	0
692,715	CardioKinetix, Inc. Series F, 8.00% (b)	0
N/A(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19, exercise price $0.69) (b)	0
N/A(e)	CardioKinetix, Inc. Warrants (expiration 6/03/20, exercise price $0.69) (b)	0
12,695	CardioKinetix, Inc. Warrants (expiration 8/15/24, exercise price $2.85) (b)	0
951,000	IlluminOss Medical, Inc. Series AA, 8.00% (b) (c)	951,000
895,848	IlluminOss Medical, Inc. Junior Preferred, 8.00%(b) (c)	895,848
47,542	IlluminOss Medical, Inc. Warrants (expiration 1/11/28, exercise price $1.00) (b) (c)	0
23,771	IlluminOss Medical, Inc. Warrants (expiration 11/20/27, exercise price $1.00) (b) (c)	0
47,542	IlluminOss Medical, Inc. Warrants (expiration 2/06/28, exercise price $1.00) (b) (c)	0
71,324	IlluminOss Medical, Inc. Warrants (expiration 3/31/27, exercise price $1.00) (b) (c)	0
3,750,143	Veniti, Inc. Series A, 8.00% (b) (c)	6,535,374
1,881,048	Veniti, Inc. Series B, 8.00% (b) (c)	3,372,155
1,031,378	Veniti, Inc. Series C, 8.00% (b) (c)	2,084,931
		14,175,780
	Life Sciences Tools & Services (Restricted) — 0.5%
3,669,024	Labcyte, Inc. Series C, 8.00% (b)	4,622,970
160,767	Labcyte, Inc. Series D, 8.00% (b)	221,858
122,220	Labcyte, Inc. Series E, 8.00% (b)	196,774
		5,041,602

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	Pharmaceuticals (Restricted) — 0.2%
$1,538,235	Milestone Pharmaceuticals, Inc. Series C, 8.00% (b) (d)	$2,099,998

	TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $37,166,768)	32,110,465

	CONVERTIBLE NOTES (Restricted)(b) - 0.2% of Net Assets

	Biotechnology — 0.1%
814,796	Amphivena Therapeutics, Inc. Promissory Note, 6.00% due 6/20/19 (c)	814,796

	Health Care Equipment & Supplies — 0.1%
17,751	AlterG, Inc. Promissory Note, 6.00% due 9/8/18	17,751
74,456	CardioKinetix, Inc. Promissory Note, 5.00% due 7/31/18 (a)	0
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (c)	285,294
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (c)	95,083
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (c)	190,166
190,166	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/18 (c)	190,166
		778,460
	TOTAL CONVERTIBLE NOTES (Cost $1,668,375)	1,593,256

SHARES

	COMMON STOCKS AND WARRANTS - 93.6% of Net Assets

	Biotechnology — 61.7%
116,495	AbbVie Inc.	10,793,262
119,074	AC Immune SA (a) (d)	1,107,388
56,082	ACADIA Pharmaceuticals Inc. (a)	856,372
184,030	Akebia Therapeutics, Inc. (a)	1,836,619
86,667	Albireo Pharma, Inc. (a)	3,076,678
204,748	Alexion Pharmaceuticals, Inc. (a)	25,419,464
123,701	Alkermes plc (a)	5,091,533
87,873	Alnylam Pharmaceuticals, Inc. (a)	8,654,612
332,151	Amarin Corporation plc (a) (f)	1,026,347
369,150	Amgen Inc.	68,141,398
398,911	Amicus Therapeutics, Inc. (a)	6,230,990
62,293	Arena Pharmaceuticals, Inc. (a)	2,715,975
185,920	Array Biopharma Inc. (a)	3,119,738
26,037	Ascendis Pharma A/S (a) (f)	1,731,981
44,707	BeiGene, Ltd. (a) (f)	6,872,807
214,129	Biogen Inc. (a)	62,148,801
88,514	BioMarin Pharmaceutical Inc. (a)	8,338,019
48,786	bluebird bio, Inc. (a)	7,656,963
113,734	Blueprint Medicines Corporation (a)	7,219,834
677,981	Celgene Corporation (a)	53,845,251
52,600	Clovis Oncology, Inc. (a)	2,391,722
149,820	Coherus BioSciences, Inc. (a)	2,097,480
123,392	CRISPR Therapeutics AG (a) (d)	7,250,514

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
155,301	Dermira, Inc. (a)	$1,428,769
95,382	Editas Medicine, Inc. (a)	3,417,537
733	Eiger BioPharmaceuticals, Inc. Warrants (expiration 10/10/18, exercise price $84.15) (b) (a)	0
320,750	Epizyme, Inc. (a)	4,346,162
104,858	Esperion Therapeutics, Inc. (a)	4,109,385
272,948	Exelixis, Inc. (a)	5,873,841
111,769	FibroGen, Inc. (a)	6,996,739
49,714	Galapagos NV (a) (f)	4,582,637
956,665	Gilead Sciences, Inc.	67,770,149
36,703	Global Blood Therapeutics, Inc. (a)	1,658,976
329,676	Incyte Corporation (a)	22,088,292
113,891	Innoviva, Inc. (a)	1,571,696
115,851	Intellia Therapeutics, Inc. (a)	3,169,683
53,387	Ionis Pharmaceuticals, Inc. (a)	2,224,636
5,400	Loxo Oncology, Inc. (a)	936,792
291,611	Merus N.V. (a) (d)	6,637,066
81,916	Molecular Templates, Inc. (a)	428,421
114,977	Nektar Therapeutics (a)	5,614,327
153,386	Neurocrine Biosciences, Inc. (a)	15,068,641
141,815	NewLink Genetics Corporation (a)	675,039
375,077	Ovid Therapeutics Inc. (a)	2,925,601
1,297,531	Pieris Pharmaceuticals, Inc. (a)	6,578,482
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21, exercise price $3.00) (b) (a)	116,703
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21, exercise price $2.00) (b) (a)	72,320
52,837	Portola Pharmaceuticals, Inc. (a)	1,995,653
144,091	Protagonist Therapeutics, Inc. (a)	968,292
35,515	Puma Biotechnology, Inc. (a)	2,100,712
153,305	Ra Pharmaceuticals, Inc. (a)	1,525,385
87,110	Regeneron Pharmaceuticals, Inc. (a)	30,052,079
80,859	Sage Therapeutics, Inc. (a)	12,656,859
91,980	Sangamo BioSciences, Inc. (a)	1,306,116
118,997	Sarepta Therapeutics, Inc. (a)	15,729,023
212,307	Seattle Genetics, Inc. (a)	14,095,062
59,704	TESARO, Inc. (a)	2,655,037
333,399	Trillium Therapeutics Inc. (a) (d)	2,000,394
53,419	Ultragenyx Pharmaceutical Inc. (a)	4,106,319
34,119	United Therapeutics Corporation (a)	3,860,565
285,507	Vertex Pharmaceuticals Incorporated (a)	48,524,770
		607,491,908
	Health Care Equipment & Supplies — 3.3%
85,589	Abbott Laboratories	5,220,073
115,500	Alliqua BioMedical, Inc. (a)	236,775
12,930	Baxter International Inc.	954,751
4,170	Becton, Dickinson and Company	998,965
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	476,751

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Health Care Equipment & Supplies — continued
59,620	IDEXX Laboratories, Inc. (a)	$12,993,583
27,150	LeMaitre Vascular, Inc.	908,982
52,990	Nevro Corp. (a)	4,231,251
37,380	Stryker Corporation	6,311,987
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		32,333,333
	Health Care Providers & Services — 4.7%
109,000	Acadia Healthcare Company, Inc. (a)	4,459,190
21,000	Aetna Inc.	3,853,500
26,832	Anthem, Inc.	6,386,821
55,158	Centene Corporation (a)	6,796,017
31,400	Henry Schein, Inc. (a)	2,280,896
9,407	Humana Inc.	2,799,805
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	586,666
78,882	UnitedHealth Group Incorporated	19,352,910
		46,515,805
	Health Care Technology — 0.3%
122,500	Evolent Health, Inc. (a)	2,578,625

	Life Sciences Tools & Services — 6.2%
167,617	Illumina, Inc. (a)	46,813,752
32,460	PRA Health Sciences, Inc. (a)	3,030,466
52,912	Thermo Fisher Scientific Inc.	10,960,192
		60,804,410
	Medical Devices and Diagnostics — 1.1%
46,400	Boston Scientific Corporation (a)	1,517,280
47,260	Danaher Corporation	4,663,617
4,970	Intuitive Surgical, Inc. (a)	2,378,046
22,100	ResMed Inc.	2,289,118
		10,848,061
	Pharmaceuticals — 16.3%
112,338	Acceleron Pharma Inc. (a)	5,450,640
528,740	Aerpio Pharmaceuticals, Inc. (a)	2,194,271
22,991	Allergan plc	3,833,060
164,980	Bristol-Myers Squibb Company	9,129,993
92,376	Eli Lilly and Company	7,882,444
751,200	Endo International plc (a) (d)	7,083,816
289,660	Foamix Pharmaceuticals Ltd. (a) (d)	1,451,197
41,291	GW Pharmaceuticals plc (a) (f)	5,761,746
71,769	Jazz Pharmaceuticals plc (a)	12,365,799
195,318	Johnson & Johnson	23,699,886
39,555	Medicines Company (The) (a)	1,451,668
243,985	Merck & Co., Inc.	14,809,889
871,770	Mylan N.V. (a)	31,505,768
436,467	Pfizer Inc.	15,835,023
34,590	Revance Therapeutics, Inc. (a)	949,495
539,828	Teligent, Inc. (a)	1,867,805

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Pharmaceuticals — continued
574,944	Tetraphase Pharmaceuticals, Inc. (a)	$2,052,550
430,658	Teva Pharmaceutical Industries Limited (f)	10,473,603
146,350	TherapeuticsMD, Inc. (a)	913,224
11,160	Zoetis, Inc.	950,720
24,438	Zogenix, Inc. (a)	1,080,160
		160,742,757
	TOTAL COMMON STOCKS AND WARRANTS (Cost $704,740,672)	921,314,899

	EXCHANGE TRADED FUNDS - 1.2% of Net Assets
129,000	SPDR S&P Biotech ETF	12,279,510
	TOTAL EXCHANGE TRADED FUNDS (Cost $9,705,930)	12,279,510

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 0.9% of Net Assets
$8,566,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase Value $8,566,000, 0.35%, dated 06/29/18, due 07/02/18 (collateralized by U.S. Treasury Notes 2.25%, due 11/15/25, market value $8,739,249)	8,566,000
	TOTAL SHORT-TERM INVESTMENT (Cost $8,566,000)	8,566,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 99.2% (Cost $761,847,745)	975,864,130

INTEREST

	MILESTONE INTERESTS (Restricted)(b) (a) - 0.8% of Net Assets

	Pharmaceuticals — 0.8%
1	Afferent Milestone Interest	774,185
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	2,711,019
1	TargeGen Milestone Interest	4,478,033
	TOTAL MILESTONE INTERESTS (Cost $5,428,699)	7,963,237
	TOTAL INVESTMENTS - 100.0% (Cost $767,276,444)	983,827,367
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(14,817)
	NET ASSETS - 100%	$983,812,550

(a)                   Non-income producing security.

(b)                   Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.

(c)                    Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $23,231,482).

(d)                   Foreign security.

The accompanying notes are an integral part of this Schedule of Investments.

(e)                    Number of warrants to be determined at a future date.

(f)                     American Depository Receipt

(g)                    Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At June 30, 2018, the cost of securities for Federal income tax purposes was $767,277,626. The net unrealized gain on securities held by the Fund was $216,549,741, including gross unrealized gain of $317,305,698 and gross unrealized loss of $100,755,957.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2018 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2017		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2018		Shares/ Principal Amount as of June 30, 2018	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Amphivena Therapeutics, Inc.	$4,900,001		$1,080,577	(262,500)	(430)	(2,851)	$5,714,797		4,081,463	$9,025	—
BioClin Therapeutics, Inc.	2,527,780		388,888	—	—	—	2,916,668		4,252,024	—	—
EBI Life Sciences, Inc.	18,854		—	—	(19,566)	712	—	*	—	—	—
Euthymics Biosciences, Inc.	—		—	—	(3,846,746)	3,846,746	—	*	—	—	—
IlluminOss Medical, Inc.	142,647	**	485,768	—	—	1,979,142	2,607,557		2,797,736	34,982	—
Veniti, Inc.	4,198,366		382	—	—	7,793,712	11,992,460		6,662,569	—	—
	$11,787,648		$1,955,615	$(262,500)	$(3,866,742)	$13,617,461	$23,231,482		17,793,792	$44,007	$—

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited, continued)

* Not an affiliate at June 30, 2018.

** Not an affiliate at September 30, 2017.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the nine month period ended June 30, 2018, there was a transfer between Levels 2 and 1 and no other transfers between levels. The amount of transfer between Level 2 and Level 1 was $2,015,418. The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices. The Fund accounts for transfers between levels at the beginning of the period.

The following is a summary of the levels used as of June 30, 2018 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred And Warrants
Biotechnology	$1,260,000		$9,533,085	$10,793,085
Health Care Equipment & Supplies	—		14,175,780	14,175,780
Life Sciences Tools & Services	—		5,041,602	5,041,602
Pharmaceuticals	—		2,099,998	2,099,998
Convertible Notes
Biotechnology	—		814,796	814,796
Health Care Equipment & Supplies	—		778,460	778,460
Common Stocks And Warrants	607,302,885		189,023	607,491,908
Biotechnology
Health Care Equipment & Supplies	31,856,367		476,966	32,333,333
Health Care Providers & Services	45,929,139		586,666	46,515,805
Health Care Technology	2,578,625		—	2,578,625
Life Sciences Tools & Services	60,804,410		—	60,804,410
Medical Devices And Diagnostics	10,848,061		—	10,848,061
Pharmaceuticals	160,742,757		—	160,742,757
Exchange Traded Fund	12,279,510		—	12,279,510
Short-term Investment	—	$8,566,000	—	8,566,000
Milestone Interest
Pharmaceuticals	—	—	7,963,237	7,963,237
Other Assets	—	—	380,003	380,003
Total	933,601,754	8,566,000	42,039,616	984,207,370

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited, continued)

Investments in Securities	Balance as of September 30, 2017	Net realized gain (loss) and change in Unrealized Appreciation (Depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of June 30, 2018

Convertible Preferred and Warrants
Biotechnology	$10,846,634	$(2,346,205)	$1,034,841	$(2,185)	$—	$9,533,085
Health Care Equipment & Supplies	5,443,314	8,719,887	12,579	0	0	14,175,780
Life Sciences Tools & Services	5,041,602	(1,701)	1,701	0	0	5,041,602
Pharmaceuticals	2,099,998	(2,922)	2,922	0	0	2,099,998
Convertible Notes
Biotechnology	0	0	814,796	0	0	814,796
Health Care Equipment & Supplies	160,398	140,984	477,078	0	0	778,460
Pharmaceuticals	0	0	0	0	0	0
Common Stocks and Warrants
Biotechnology	248,469	(59,446)	0	0	0	189,023
Health Care Equipment & Supplies	350,125	126,841	0	0	0	476,966
Health Care Providers & Services	484,444	102,222	0	0	0	586,666
Milestone Interests
Pharmaceuticals	7,705,965	6,563,059	4,611	(6,310,398)	0	7,963,237
Other Assets	1,226,178	0	482,960	(1,329,135)		380,003
	$33,607,127	$13,242,719	$2,831,488	$(7,641,718)	$0	$42,039,616

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2018            $13,262,855

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2018	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$665,774	Income approach, Black-Scholes	Discount for lack of marketability	20% (20)%
	12,282,243	Probability-weighted expected return model	Discount rate Price to sales multiple	18.00%-42.02% (25.15) 2.42x-11.89x (5.04x)
	20,161,693	Market approach, Recent transaction	(a)	N/A
	586,666	Market comparable	Discount for lack of marketability	50%
			Price to earnings multiple	17.00x
	8,343,240	Probability adjusted value	Probability of events Timing of events	20%-99% (65.27)% 0.25-18.75(4.15) years
$42,039,616

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited, continued)

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented  4% of the Fund’s net assets at June 30, 2018.

At June 30, 2018, the Fund had a commitment of $2,575,414 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2018. The Fund on its own does not have the right to demand that such securities be registered.

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	7/27/16		$377,701	$774,185.00	$774,185
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		2,056,506	0.10	336,472
Cvt. Promissory Note	9/8/17		17,752	100.00	17,751
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		4,902,852	1.50	4,900,001
Cvt. Promissory Note	6/20/18		814,796	100.00	814,796
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		1,751,154	0.65	1,750,001
Series B Cvt. Pfd	3/3/17		1,166,667	0.75	1,166,667
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,300	0.00	0
Series D Cvt. Pfd	12/10/10		785,862	0.00	0
Series E Cvt. Pfd	9/14/11		1,805,145	0.00	0
Series F Cvt. Pfd	12/04/14		2,368,365	0.00	0
Cvt. Promissory Note	6/20/17		74,505	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00	0
Warrants (expiration 8/15/24)	8/15/14		204	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.98	476,751
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,405,996	0.33	754,800
Series D Prime Cvt. Pfd	04/04/18		118,829	0.92	356,487
Series D Cvt. Pfd	04/04/18		519,952	0.31	605,129
Warrants (expiration 11/1/27)	04/05/18		0	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		960,650	1.00	951,000
Junior Preferred	1/21/16		3,468,037	1.00	895,848
Cvt. Promissory Note	3/28/17		285,686	100.00	285,294
Cvt. Promissory Note	12/20/17		95,244	100.00	95,083
Cvt. Promissory Note	01/11/18		190,226	100.00	190,166
Cvt. Promissory Note	02/06/18		190,166	100.00	190,166
Warrants (expiration 1/11/28)	01/11/18		29	0.00	0
Warrants (expiration 11/20/27)	11/21/17		88	0.00	0
Warrants (expiration 2/06/28)	2/06/18		0	0.00	0
Warrants (expiration 3/31/27)	3/28/17		331	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	965,291	2.64	586,666
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,928,781	1.26	4,622,970
Series D Cvt. Pfd	12/21/12		103,036	1.38	221,858
Series E Cvt. Pfd	3/27/17		106,240	1.61	196,774
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		2,102,921	1.37	2,099,998
Neurovance Milestone Interest	3/20/17		4,917,881	2,711,019.00	2,711,019
TargeGen Milestone Interest	7/20/10		133,117	4,478,033.00	4,478,033
TherOx, Inc. Common	9/11/00, 7/8/05		3,582,705	0.02	215
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		3,276,712	1.74	6,535,374
Series B Cvt. Pfd	5/24/13		1,726,774	1.79	3,372,155
Series C Cvt. Pfd	12/12/14		1,181,983	2.02	2,084,931
			$47,761,838		$41,470,590

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

JUNE 30, 2018

(Unaudited, continued)

(#)         See Schedule of Investments and corresponding footnotes for more information on each issuer.

†                 Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	8/28/18

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	8/28/18